Financial Instruments - Information Regarding Aging and Collectability of Accounts Receivable (Detail) (USD $) In Thousands, unless otherwise specified	Dec. 31, 2014	Dec. 31, 2013
Financing Receivable Recorded Investment Past Due [Line Items]
Total accounts receivable	$ 2,198	$ 11,999
Trade Accounts Receivable [Member]
Financing Receivable Recorded Investment Past Due [Line Items]
Current	1,798
Past due 1 - 30 days	171
Past due 31 - 60 days	32
Past due 61 - 90 days	124
Over 91 days past due	211
Less allowance for doubtful accounts	138
Total accounts receivable	$ 2,198